BORROWINGS - Non-recourse borrowings composition of non-recourse borrowings (Details) $ in Millions		Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($) yr	Jan. 01, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	[1]	$ 1,133	$ 1,189	$ 1,928
Total borrowings	[1]	$ 2,100	$ 2,328	$ 2,191
Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		5.10%	5.40%
Term (years) | yr		10	10
Carrying Value		$ 15,227	$ 14,266
Estimated fair value		16,060	14,489
Add: Unamortized premiums		92	54
Less: Unamortized financing fees		(119)	(102)
Less: Current portion		(1,133)	(1,189)
Non-recourse borrowings		14,067	$ 13,029
Total borrowings		15,227
Non Recourse Borrowings | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,133
Non Recourse Borrowings | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,072
Non Recourse Borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,168
Non Recourse Borrowings | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,842
Non Recourse Borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings		796
Non Recourse Borrowings | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 9,216
Non Recourse Borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		5.90%	6.10%
Term (years) | yr		10	9
Carrying Value		$ 6,616	$ 6,318
Estimated fair value		7,106	$ 6,517
Total borrowings		6,616
Non Recourse Borrowings | Hydroelectric | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings		402
Non Recourse Borrowings | Hydroelectric | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings		123
Non Recourse Borrowings | Hydroelectric | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings		583
Non Recourse Borrowings | Hydroelectric | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings		924
Non Recourse Borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings		399
Non Recourse Borrowings | Hydroelectric | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 4,185
Non Recourse Borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		4.40%	4.60%
Term (years) | yr		10	9
Carrying Value		$ 4,351	$ 4,432
Estimated fair value		4,523	$ 4,457
Total borrowings		4,351
Non Recourse Borrowings | Wind | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings		265
Non Recourse Borrowings | Wind | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings		255
Non Recourse Borrowings | Wind | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings		447
Non Recourse Borrowings | Wind | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings		468
Non Recourse Borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings		248
Non Recourse Borrowings | Wind | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 2,668
Non Recourse Borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		4.70%	5.20%
Term (years) | yr		10	11
Carrying Value		$ 4,166	$ 3,424
Estimated fair value		4,333	$ 3,419
Total borrowings		4,166
Non Recourse Borrowings | Solar | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings		465
Non Recourse Borrowings | Solar | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings		614
Non Recourse Borrowings | Solar | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings		137
Non Recourse Borrowings | Solar | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings		449
Non Recourse Borrowings | Solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings		148
Non Recourse Borrowings | Solar | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 2,353
Non Recourse Borrowings | Storage and Other
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		3.90%	4.10%
Term (years) | yr		4	5
Carrying Value		$ 94	$ 92
Estimated fair value		98	96
Total borrowings		94
Non Recourse Borrowings | Storage and Other | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings		1
Non Recourse Borrowings | Storage and Other | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings		80
Non Recourse Borrowings | Storage and Other | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings		1
Non Recourse Borrowings | Storage and Other | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings		1
Non Recourse Borrowings | Storage and Other | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings		1
Non Recourse Borrowings | Storage and Other | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings		10
Lease liabilities | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Estimated fair value		330
Subscription Facility | Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Carrying Value		$ 142	$ 6

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).